INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORIES
Inventories at December 31, 2017 and 2016 consisted of the following:

	December 31, 2017	December 31, 2016
	USD	USD
Raw materials	107,651,325	80,781,903
Work-in-process	42,202,306	24,994,839
Finished goods	59,717,204	50,635,932
Total	209,570,835	156,412,674